Investment Objectives and Goals - BNY Mellon Core Plus Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high total return consistent with preservation of capital.